RESEARCH AND DEVELOMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Payroll and related expenses	8,778	7,556	5,922
Subcontracted work and consulting	1,523	1,751	1,534
Share-based payments to service provider	57	118	67
Rent and office maintenance	1,068	810	671
Travel expenses	141	44	54
Other	362	309	415
Less participation in grants	(395)	(351)	—
Sales of prototypes	—	(67)	(100)
	11,534	10,170	8,563